Asanko Gold Mine joint venture	12 Months Ended
Dec. 31, 2024
Investment In Joint Venture [Abstract]
Asanko Gold Mine joint venture [Text Block]

10. Asanko Gold Mine joint venture

On March 4, 2024, the Company ceased to apply the equity method of accounting for its previous 45% interest in the AGM JV. For the period from January 1, 2024 to March 3, 2024, the Company recognized its 45% share of the JV net earnings which amounted to $2.4 million (year ended December 31, 2023 - share of net earnings of $31.7 million).

Prior to closing of the Acquisition, the Company remeasured its equity investment in the AGM JV to fair value and recorded a $1.4 million gain on derecognition of its equity investment in the JV for the year ended December 31, 2024.

The following table summarizes the change in the carrying amount of the Company's investment in the AGM JV for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	85,818	54,148
Company's share of the JV's net income for the year	2,432	31,670
Fair value adjustment on derecognition	1,416	‐
Derecognition on closing of Acquisition	(89,666)	‐
Balance, end of year	-	85,818